Principles underlying preparation of consolidated financial statements (Policies)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Basis of preparation
2.1	Basis of preparation

The consolidated financial statements are prepared on a historical cost basis. The consolidated financial statements are presented in Russian rubles (“RUB”) and all values are rounded to the nearest million (RUB (000,000)) except when otherwise indicated.

The Group’s subsidiaries maintain and prepare their accounting records and prepare their statutory accounting reports in accordance with domestic accounting legislation. Standalone financial statements of subsidiaries are prepared in their respective functional currencies (see Note 3.3 below).

The Group accounts are prepared in accordance with the IFRS standards and interpretations, as published by the IASB. These consolidated financial statements are based on the underlying accounting records appropriately adjusted and reclassified for fair presentation in accordance with IFRS. IFRS adjustments include and affect but not limited to such major areas as consolidation, revenue recognition, accruals, deferred taxation, fair value adjustments, business combinations and impairment.

Basis of consolidation
2.2	Basis of consolidation

The consolidated financial statements comprise the financial statements of QIWI plc and its subsidiaries as of December 31 each year.

Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

Specifically, the Group controls an investee if and only if the Group has:

•	Power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee),

•	Exposure, or rights, to variable returns from its involvement with the investee, and

•	The ability to use its power over the investee to affect its returns.

When the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

•	The contractual arrangement with the other vote holders of the investee,

•	Rights arising from other contractual arrangements,

•	The Group’s voting rights and potential voting rights.

The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group losses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the statement of comprehensive income from the date the Group gains control until the date the Group ceases to control the subsidiary. The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies.

All intra-group balances, income, expenses and unrealized gains and losses resulting from intra-group transactions are eliminated in full, except for the foreign exchange gains and losses arising on intra-group loans.

Profit or loss and each component of other comprehensive income (OCI) are attributed to the equity holders of the parent of the Group and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Group’s accounting policies.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If the Group loses control over a subsidiary, it:

•	Derecognises the assets (including goodwill) and liabilities of the subsidiary.

•	Derecognises the carrying amount of any non-controlling interests, including any components of other comprehensive income attributable to them.

•	Recognises the fair value of the consideration received.

•	Recognises the fair value of any investment retained.

•	Recognises any surplus or deficit in profit or loss.

•	Reclassifies to profit or loss or retained earnings, as appropriate, the amounts previously recognized in OCI as would be required if the Group had directly disposed of the related assets or liabilities.

Changes in accounting policies
2.3	Changes in accounting policies

The accounting policies adopted in the preparation of the consolidated financial statements are consistent with those followed in the preparation of the Group’s annual financial statements for the year ended December 31, 2016, except for the adoption of the new and amended IFRS and IFRIC interpretations as of January 1, 2017. The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

Although these new standards and amendments apply for the first time in 2017, they do not have a material impact on the annual consolidated financial statements of the Group. The nature and the impact of each new standard or amendment that could have any potential effect on the Group’s financial statements are described below:

Amendments to IAS 7 Statement of Cash Flows: Disclosure Initiative

Amendments to IAS 7 Statement of Cash Flows: Disclosure Initiative

The amendments require entities to provide disclosures about changes in their liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes (such as foreign exchange gains or losses). The only significant liability arising from financing activities for the Group is dividend payables changes of what are disclosed in Note 25.

Amendments to IAS 12 Income Taxes: Recognition of Deferred Tax Assets for Unrecognised Losses

Amendments to IAS 12 Income Taxes: Recognition of Deferred Tax Assets for Unrecognised Losses

The amendments clarify that an entity needs to consider whether tax law restricts the sources of taxable profits against which it may make deductions on the reversal of that deductible temporary difference. Furthermore, the amendments provide guidance on how an entity should determine future taxable profits and explain the circumstances in which taxable profit may include the recovery of some assets for more than their carrying amount.

Entities are required to apply the amendments retrospectively. However, on initial application of the amendments, the change in the opening equity of the earliest comparative period may be recognised in opening retained earnings (or in another component of equity, as appropriate), without allocating the change between opening retained earnings and other components of equity. Entities applying this relief must disclose that fact.

The Group applied the amendments retrospectively. However, their application has no effect on the Group’s financial position and performance as the Group has no deductible temporary differences or assets that are in the scope of the amendments.

Annual Improvements Cycle—2014-2016

Amendments to IFRS 12 Disclosure of Interests in Other Entities: Clarification of the scope of disclosure requirements in IFRS 12

Amendments to IFRS 12 Disclosure of Interests in Other Entities: Clarification of the scope of disclosure requirements in IFRS 12

The amendments clarify that the disclosure requirements in IFRS 12, other than those in paragraphs B10–B16, apply to an entity’s interest in a subsidiary, a joint venture or an associate (or a portion of its interest in a joint venture or an associate) that is classified (or included in a disposal group that is classified) as held for sale.

These amendments had no impact on the Group as there is no a joint venture or an associate that is classified as held for sale.

Standards issued but not yet effective
2.4	Standards issued but not yet effective

Amendments to IFRS 2 - Classification and Measurement of Share-based Payment

The amendments to IFRS 2 Share-based Payment address three main areas:

-	the effects of vesting conditions on the measurement of a cash-settled share-based payment transaction;

-	the classification of a share-based payment transaction with net settlement features for withholding tax obligations;

-	and accounting where a modification to the terms and conditions of a share-based payment transaction changes its classification from cash settled to equity settled.

On adoption, entities are required to apply the amendments without restating prior periods, but retrospective application is permitted if elected for all three amendments and other criteria are met. The amendments are effective for annual periods beginning on or after January 1, 2018, with early application permitted. These amendments are not expected to have any impact on the Group as there is no cash-settled share-based transactions.

IFRS 16 - Leases

IFRS 16 - Leases

IFRS 16 was issued in January 2016 and sets out the principles that both parties to a contract, i.e. the customer (‘lessee’) and the supplier (‘lessor’), apply to provide relevant information about leases in a manner that faithfully represents those transactions. Under IFRS 16 a lessee is required to recognize assets and liabilities arising from a lease. The new standard is applicable to all lease and sublease contracts except for leases of certain types of intangibles and some other specific assets and will supersede all current requirements for lease recognition and disclosure under IFRS.

IFRS 16 is effective for annual periods beginning on or after January 1, 2019. Earlier application is permitted for entities that apply IFRS 15 at or before the date of initial application of IFRS 16.

The Group is in the process of assessment of the potential impact on its consolidated financial statements. As of the date of these financial statements, the most significant impact identified is that the Group will recognise new assets and liabilities for its operating leases of office buildings and kiosk places as disclosed as non-cancellable operating leases in Note 27. In addition, the nature of expenses related to those leases will now change as IFRS 16 replaces the straight-line operating lease expense with a depreciation charge for right-of-use assets and interest expense on lease liabilities. The Group has not yet decided whether it will use the optional exemptions.

The Group plans to adopt IFRS 16 initially on January 1, 2019. The Group has not yet determined which transition approach to apply.

The Group has not yet quantified the impact on its reported assets and liabilities of adoption of IFRS 16. The quantitative effect will depend on, inter alia, the transition method chosen, the extent to which the Group uses the practical expedients and recognition exemptions, and any additional leases that the Group enters into. The Group expects to disclose its transition approach and quantitative information before adoption.

IFRIC 22 - Foreign Currency Transactions and Advance Consideration

IFRIC 22 - Foreign Currency Transactions and Advance Consideration

IFRIC 22 provides requirements about which exchange rate to use in reporting foreign currency transactions (such as revenue transactions) when payment is made or received in advance.

The Interpretation is effective for annual periods beginning on or after January 1, 2018. Early application of interpretation is permitted and must be disclosed. However, since the Group’s current practice is in line with the Interpretation, the Group does not expect any effect on its consolidated financial statements.

IFRIC Interpretation 23 Uncertainty over Income Tax Treatment

IFRIC Interpretation 23 Uncertainty over Income Tax Treatment

The Interpretation addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12 and does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments.

The Interpretation specifically addresses the following:

-	Whether an entity considers uncertain tax treatments separately

-	The assumptions an entity makes about the examination of tax treatments by taxation authorities

-	How an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates

-	How an entity considers changes in facts and circumstances

An entity must determine whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments. The approach that better predicts the resolution of the uncertainty should be followed. The interpretation is effective for annual reporting periods beginning on or after January 1, 2019, but certain transition reliefs are available. The Group does not expect a significant impact on its financial statements on applying the interpretation.

Amendments to IAS 28 - Investments in Associates and Joint Ventures

Amendments to IAS 28 - Investments in Associates and Joint Ventures

The amendment clarified that an entity has an investment-by-investment choice for measuring investees at fair value through profit and loss in accordance with IAS 28 if it owns these investees directly or indirectly through a venture capital organisation, or a mutual fund, unit trust or similar entities including investment linked insurance funds.

These amendments are effective for annual periods beginning on or after January 1, 2018, with early adoption permitted. The Group does not expect a significant impact on its financial statements on applying the amendments to IAS 28.

IFRS 9 Financial Instruments

IFRS 9 Financial Instruments

In July 2014, the IASB issued the final version of IFRS 9 Financial Instruments that replaces IAS 39 Financial Instruments: Recognition and Measurement and all previous versions of IFRS 9. IFRS 9 brings together all three aspects of the accounting for financial instruments project: classification and measurement, impairment and hedge accounting. IFRS 9 is effective for annual periods beginning on or after January 1, 2018, with early application permitted. Except for hedge accounting, retrospective application is required but providing comparative information is not compulsory. For hedge accounting, the requirements are generally applied prospectively, with some limited exceptions.

The Group plans to adopt the new standard on the required effective date and will not restate comparative information. During 2017, the Group has performed a detailed impact assessment of all three aspects of IFRS 9. This assessment is based on currently available information and may be subject to changes arising from further reasonable and supportable information being made available to the Group in 2018 when the Group will adopt IFRS 9. Overall, the Group expects no significant impact on its statement of financial position and equity except for the effect of applying the impairment requirements of IFRS 9. The Group expects an increase in the loss allowance resulting in a negative impact on equity as discussed below.

(a) Classification and measurement

The Group does not expect any impact on its balance sheet or equity on applying the classification and measurement requirements of IFRS 9. It expects to continue measuring at fair value all financial assets currently held at fair value. Debt securities, loans and trade receivables are held to collect contractual cash flows and are expected to give rise to cash flows representing solely payments of principal and interest. The Group analysed the contractual cash flow characteristics of those instruments and concluded that they meet the criteria for amortised cost measurement under IFRS 9. Therefore, reclassification for these instruments is not required.

(b) Impairment

IFRS 9 requires the Group to record expected credit losses on all of its debt securities, loans and trade receivables, either on a 12-month or lifetime basis. The Group will apply the simplified approach and record lifetime expected losses on all trade receivables and common approach for the rest of financial asssets. The impact on corresponding asset allowances is presented in table below.

(c) Hedge accounting

The Group does not applied hedge accounting in its financial statements.

(d) Other adjustments

In addition to the adjustments described above, on adoption of IFRS 9, other items of the primary financial statements such as deferred taxes, assets held for sale and liabilities associated with them, investments in the associate and joint venture if material, will be adjusted as necessary. The non-controlling interest and exchange differences on translation of foreign operations will also be adjusted.

In summary, the provisional impact of IFRS 9 adoption as of December 31, 2017 is expected to be, as follows:

	Ajustments	Amount
Assets
Cash and cash equivalents	b	(130)
Trade and other receivables	b	(38)
Loans issued	b	(93)
Debt instruments	b	(5)
Deferred tax assets	d	75
Total assets		(191)
Liabililies
Other current liabilities	b	(111)
Total Liabililies		(111)

Net impact on equity, Including		(302)

Retained earnings	b	(302)

IFRS 15 Revenue from Contracts with Customers

IFRS 15 Revenue from Contracts with Customers

IFRS 15 was issued in May 2014, and amended in April 2016, and establishes a five-step model to account for revenue arising from contracts with customers. Under IFRS 15, revenue is recognised at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer.

The new revenue standard will supersede all current revenue recognition requirements under IFRS. Either a full retrospective application or a modified retrospective application is required for annual periods beginning on or after January 1, 2018. Early adoption is permitted.

The Group plans to adopt the new standard on the required effective date using the full retrospective method. During 2017 the Group has not finalised it assessment of IFRS 15 application. However, that the Group expects that the application of IFRS 15 will not have a significant impact.

Business combinations and goodwill

Set out below are the principal accounting policies used to prepare these consolidated financial statements:

3.1	Business combinations and goodwill

Business combinations are accounted for using the acquisition method.

Consideration transferred includes the fair values of the assets transferred, liabilities incurred by the Group to the previous owners of the acquiree, and equity interests issued by the Group. Consideration transferred also includes the fair value of any contingent consideration and share-based payment awards of the acquiree that are replaced mandatorily in the business combination.

If a business combination results in the termination of pre-existing relationships between the Group and the acquiree, then the Group identifies any amounts that are not part of what the Group and the acquiree exchanged in the business combination. The Group recognizes as part of applying the acquisition method, only the consideration transferred for the acquiree and the assets acquired and liabilities assumed in the exchange for the acquiree.

If the business combination is achieved in stages, any previously held equity interest is re-measured at its acquisition date fair value and any resulting gain or loss is recognized in profit or loss. It is then considered in the determination of goodwill.

Any contingent consideration to be transferred by the acquirer will be recognized at fair value at the acquisition date. Subsequently, contingent consideration classified as an asset or liability, is measured at fair value with changes in fair value recognized in profit or loss. Contingent consideration that is classified as equity is not re-measured and subsequent settlement is accounted for within equity.

The Group measures any non-controlling interest at its proportionate interest in the identifiable net assets of the acquiree.

Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests, and any previous interest held, over the net identifiable assets acquired and liabilities assumed. If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Group re-assesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the re-assessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in profit or loss.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated of the Group’s cash generating units that are expected to benefit from the synergies of the combination, irrespective of whether other assets or liabilities of the acquired entity are assigned to those units.

Where goodwill has been allocated to a cash-generating unit and certain operation within that unit is disposed of, the goodwill associated with the operation disposed of is included in the carrying amount of the operation when determining the gain or loss on disposal of the operation. Goodwill disposed in this circumstance is measured based on the relative values of the operation disposed and the portion of the cash-generating unit retained.

Investments in associates and joint ventures
3.2	Investments in associates and joint ventures

The Group’s investment in its associate and joint ventures are accounted for using the equity method. An associate is an entity in which the Group has significant influence. A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement (i.e. unanimouns consent of the parties) have rights to the net assets of the arrangement.

Under the equity method, the investment in the associate or joint venture is carried on the statement of financial position at cost plus post acquisition changes in the Group’s share of net assets of the associate/joint venture. Goodwill relating to the associate/joint venture is included in the carrying amount of the investment and is neither amortized nor individually tested for impairment.

The statement of comprehensive income reflects the Group’s share of the results of operations of the associate/joint venture. When there has been a change recognized directly in the equity of the investment, the Group recognizes its share of any changes and discloses this, when applicable, in the statement of changes in equity. Unrealized gains and losses resulting from transactions between the Group and the associate/joint venture are eliminated to the extent of the interest in it.

The Group’s share of profit of an associate/joint venture is shown on the face of the statement of comprehensive income. This is the profit attributable to equity holders of the associate/joint venture and, therefore, is profit after tax and non-controlling interests in the subsidiaries of the associate/joint venture.

The financial statements of the associates/joint ventures are prepared for the same reporting period as the Group. When necessary, adjustments are made to bring the accounting policies in line with those of the Group.

After application of the equity method, the Group determines whether it is necessary to recognize an additional impairment loss on its investment in its associates/joint ventres. The Group determines at each reporting date whether there is any objective evidence that the investment in the associate/joint venture is impaired. If this is the case, the Group calculates the amount of impairment as the difference between the recoverable amount of an investment in associate/joint venture and its carrying value and recognizes any respective loss in the statement of comprehensive income.

Upon loss of significant influence over the associate/joint venture, the Group measures and recognizes any retaining investment at its fair value. Any difference between the carrying amount of the associate/joint venture upon loss of significant influence and the fair value of the retained investment and proceeds from disposal is recognized in profit or loss.

Foreign currency translation
3.3	Foreign currency translation

The consolidated financial statements are presented in Russian rubles (RUB), which is the Company’s functional and the Group’s presentation currency. Each entity in the Group determines its own functional currency, depending on what the underlying economic environment is, and items included in the financial statements of each entity are measured using that functional currency. Transactions in foreign currencies are initially recorded in the functional currency at the functional currency rate at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are re-measured in to the functional currency at the functional currency rate of exchange at the reporting date. All differences are taken to profit or loss. They are shown separately for each Group company but netted by major types of monetary assets and liabilities. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates as of the dates of the initial transactions.

Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined. The gain or loss arising on retranslation of non-monetary items is treated in line with the recognition of gain or loss on change in fair value of the item (i.e., translation differences on items whose fair value gain or loss is recognized in other comprehensive income or profit or loss is also recognized in other comprehensive income or profit or loss, respectively).

The functional currency of the foreign operations is generally the respective local currency – US Dollar (U.S.$), Euro (€), Kazakhstan tenge (KZT), Belarussian ruble (BYR), Moldovan leu (MDL) and New Romanian leu (RON).

As of the reporting date, the assets and liabilities of these operations are translated into the presentation currency of the Group (the Russian Ruble) at the rate of exchange at the reporting date and their statements of comprehensive income are translated at the average exchange rates for the year or exchange rates prevailing on the date of specific transactions. The exchange differences arising on the translation are recognized in other comprehensive income. On disposal of a foreign entity, the deferred cumulative amount recognized in equity relating to that particular foreign operation is reclassified to the profit or loss.

The exchange rates of the Russian ruble to each respective currency as of December 31, 2017 and 2016 were as follows:

	Average exchange rates for the year ended December 31,		Exchange rates at December 31,
	2016	2017	2016	2017
US Dollar	67.0349	58.3529	60.6569	57.6002
Euro	74.2310	65.9014	63.8111	68.8668
Kazakhstan Tenge (100)	19.5980	17.8959	18.1637	17.3184
Belarussian Ruble	33.7165	30.2125	30.9474	29.1013
Moldovan Leu (10)	33.6961	31.6871	30.5269	33.6548
New Romanian Leu	16.5315	14.4216	14.0722	14.7822

The currencies listed above are not a fully convertible outside the territories of countries of their operations. Related official exchange rates are determined daily by the Central Bank of the Russian Federation (further CBR). Market rates may differ from the official rates but the differences are, generally, within narrow parameters monitored by the respective Central Banks. The translation of assets and liabilities denominated in the currencies listed above into RUB for the purposes of these financial statements does not indicate that the Group could realize or settle, in RUB, the reported values of these assets and liabilities. Likewise, it does not indicate that the Group could return or distribute the reported RUB value of capital and retained earnings to its shareholders.

Property and equipment
3.4	Property and equipment

3.4.1 Cost of property and equipment

Property and equipment are stated at cost less accumulated depreciation and any accumulated impairment loss. Expenditures for continuing repairs and maintenance are charged to the profit or loss as incurred.

3.4.2 Depreciation and useful lives

Depreciation is calculated on property and equipment on a straight-line basis from the time the assets are available for use, over their estimated useful lives as follows:

Processing servers and engineering equipment	3-10 years
Computers and office equipment	3-5 years
Other equipment	2-20 years

Useful lives of leasehold improvements of leased office premises included in engineering equipment and other equipment are determined at the lower between the useful live of the asset or the lease term.

The asset’s residual values, useful lives and depreciation methods are reviewed, and adjusted as appropriate, at each financial year-end.

Intangible assets
3.5	Intangible assets

3.5.1 Software and other intangible assets

Software and other intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value as of the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses.

Following initial recognition of the development expenditure as an asset, the cost model is applied requiring the asset to be carried at cost less any accumulated amortization and accumulated impairment losses. Amortization of the asset begins when development is complete and the asset is available for use. It is amortized over the period of expected generation of future benefits, generally 3-5 years. During the period of development, the asset is tested for impairment annually.

3.5.2 Software development costs

Development expenditure on an individual project is recognized as an intangible asset when the Group can demonstrate the technical feasibility of completing the intangible asset so that it will be available for use or sale, its intention to complete and its ability to use or sell the asset, how the asset will generate future economic benefits, the availability of resources to complete the asset and the ability to measure reliably the expenditure during development.

3.5.3 Useful life and amortization of intangible assets

The Group assesses whether the useful life of an intangible asset is finite or indefinite and, if finite, the length of that useful life. An intangible asset is regarded by the entity as having an indefinite useful life when, based on an analysis of all of the relevant factors, there is no foreseeable limit to the period over which the asset is expected to generate net cash inflows for the entity.

Intangible assets with finite lives are amortized on a straight-line basis over the useful economic lives and assessed for impairment whenever there is an indication that the intangible asset may be impaired. Below is the summary of useful lives of intangible assets:

Customer relationships and contract rights	4-15 years
Computer Software	3-10 years
Bank license	indefinite
Trademarks and other intangible assets	3-6 years

Amortization periods and methods for intangible assets with finite useful lives are reviewed at least at each financial year-end. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and treated as changes in accounting estimates.

Intangible assets with indefinite useful lives are not amortized, but are tested for impairment annually, either individually or at the cash-generating unit level. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable. Indefinite-lived intangible assets include the acquired licenses for banking operations. It is considered indefinite-lived as the related license is expected to be renewed indefinitely.

Gains or losses arising from derecognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in the statement of comprehensive income when the asset is derecognized.

Impairment of non-financial assets
3.6	Impairment of non-financial assets

The Group assesses at each reporting date whether there is an indication that an asset, other than goodwill and intangible assets with indefinite useful life, may be impaired. If any such indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or cash-generating unit’s fair value less costs to sell and its value in use and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. Where the carrying amount of an asset exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs to sell, an appropriate valuation model is used.

These calculations are corroborated by valuation multiples, quoted share prices for publicly traded analogues, if applicable, or other available fair value indicators.

The Group bases its impairment calculation on detailed budgets and forecast calculations, which are prepared separately for each of the Group’s cash generating units (CGU), to which the individual assets are allocated.

These budgets and forecast calculations generally cover a period of five years or longer, when management considers appropriate. For longer periods, a long-term growth rate is calculated and applied to project future cash flows after the last year.

Impairment losses of continuing operations are recognized in profit or loss in those expense categories consistent with the function of the impaired asset.

For assets excluding goodwill, an assessment is made at each reporting date as to whether there is any indication that previously recognized impairment losses may no longer exist or may have decreased. If such indication exists, the Group makes an estimate of recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. If that is the case, the carrying amount of the asset is increased to its recoverable amount.

That increased amount cannot exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in profit or loss. The following criteria are also applied in assessing impairment of specific assets:

Goodwill

Goodwill is tested for impairment annually and when circumstances indicate that the carrying value may be impaired. Impairment is determined for goodwill by assessing the recoverable amount of the cash-generating units, to which the goodwill relates. Where the recoverable amount of the cash-generating units is less than their carrying amount an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods. The Group performs its annual impairment test of goodwill as of December 31 and whenever certain events and circumstances indicate that its carrying value may be impaired.

Intangible assets

Intangible assets with indefinite useful lives are tested for impairment annually as of December 31, either individually or at the cash generating unit level, as appropriate and whenever events and circumstances indicate that an asset may be impaired.

Financial assets
3.7	Financial assets

3.7.1 Initial recognition and measurement

Financial assets within the scope of IAS 39 are classified as financial assets at fair value through profit or loss, loans and receivables, held-to-maturity investments, or available-for-sale (AFS) financial assets, as appropriate. When financial assets are recognized initially, they are measured at fair value, plus, in the case of investments not at fair value through profit or loss, directly attributable transaction costs. The Group determines the classification of its financial assets on initial recognition and, where allowed and appropriate, re-evaluates this designation at each financial year-end. All regular way purchases and sales of financial assets are recognized on the trade date, which is the date that the Group commits to purchase the asset. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the period generally established by regulation or convention in the marketplace.

3.7.2 Subsequent measurement

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss include financial assets held for trading and financial assets designated upon initial recognition at fair value through profit or loss. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term.

Financial assets at fair value through profit and loss are carried in the statement of financial position at fair value with net changes in fair value recognized in “change in fair value of derivative financial assets”, “other gains” or “other losses” in the statement of comprehensive income.

Financial assets designated upon initial recognition at fair value through profit or loss are designated at their initial recognition date and only if the criteria under IAS 39 are satisfied.

The Group has not designated any financial assets at fair value through profit or loss.

Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. After initial measurement, loans and receivables are carried at amortized cost using the effective interest rate method less any allowance for impairment. Gains and losses are recognized in profit or loss when the loans and receivables are derecognized or impaired, as well as through the amortization process.

Debt instruments

Debt instruments and financial investments are non-derivative financial assets with fixed or determinable payments and fixed maturities, which the Group has the intention and ability to hold to maturity. After initial measurement, held-to-maturity financial investments are subsequently measured at amortized cost using the effective interest rate (EIR), less impairment.

If the Group sold or reclassified more than an insignificant amount of debt instruments before maturity (other than in certain specific circumstances), the entire category would be tainted and would have to be reclassified as available-for-sale.

AFS financial assets

AFS financial assets include equity investments. Equity investments classified as AFS are those that are neither classified as held for trading nor designated at fair value through profit or loss.

After initial measurement, AFS financial assets are subsequently measured at fair value with unrealized gains or losses recognized in OCI and credited in the AFS reserve until the investment is derecognized, at which time the cumulative gain or loss is recognized in other operating income, or the investment is determined to be impaired, when the cumulative loss is reclassified from the AFS reserve to the statement of profit or loss in finance costs. Interest earned whilst holding AFS financial assets is reported as interest income using the EIR method.

Amortized cost

Held-to-maturity investments, due from banks and loans and advances to customers and debt issued, other funds lent and loans and receivables are measured at amortized cost. This is computed using the EIR method less any allowance for impairment. Amortized cost is calculated taking into account any premium or discount on acquisition and includes transaction costs and fees that are an integral part of the effective interest rate. The EIR amortization is included in interest income in the statement of comprehensive income. The losses arising from impairment are recognized in the statement of comprehensive income in finance costs for loans and in cost of sales or other operating expenses for receivables.

3.7.3 Impairment and derecognition of financial assets

Impairment

The Group assesses at each reporting date whether a financial asset or group of financial assets is impaired.

Assets carried at amortized cost

For financial assets carried at amortized cost (such as loans and receivables, held-to-maturity investments), the Group first assesses individually whether objective evidence of impairment exists for financial assets that are individually significant, or collectively for financial assets that are not individually significant. If the Group determines that no objective evidence of impairment exists for an individually assessed financial asset, it includes the asset in a group of financial assets with similar credit risk characteristics and collectively assesses them for impairment. Assets that are individually assessed for impairment and for which an impairment loss is, or continues to be, recognized are not included in a collective assessment of impairment.

For the purposes of a collective evaluation of impairment, financial assets are grouped on the basis of similar credit risk characteristics. Those characteristics are relevant to the estimation of future cash flows ability to pay all amounts due according to the contractual terms of the assets being evaluated. Future cash flows in a group of financial assets that are collectively evaluated for impairment, are estimated on the basis of the contractual cash flows of the assets and the experience of management in respect of the extent to which amounts will become overdue as a result of past loss events and the success of recovery of overdue amounts. Past experience is adjusted on the basis of current observable data to reflect the effects of current conditions that did not affect past periods, and to remove the effects of past conditions that do not exist currently.

If there is objective evidence that an impairment loss on assets carried at amortized cost has been incurred, the amount of the loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future expected credit losses that have not been incurred) discounted at the financial asset’s original effective interest rate (i.e. the effective interest rate computed at initial recognition). The carrying amount of the asset is reduced through use of an allowance account. The amount of the loss is recognized in profit or loss.

If, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized, the previously recognized impairment loss is reversed, to the extent that the carrying value of the asset does not exceed its amortized cost at the reversal date. Any subsequent reversal of an impairment loss is recognized in profit or loss.

In relation to trade receivables, a provision for impairment is made when there is objective evidence (such as the probability of insolvency or significant financial difficulties of the debtor) that the Group will not be able to collect all of the amounts due under the original terms of the invoice. The carrying amount of the receivable is reduced through use of an allowance account. Impaired debts are derecognized when they are assessed as uncollectible.

Derecognition

A financial asset (or, where applicable a part of a financial asset or part of a group of similar financial assets) is derecognized when:

•	The rights to receive cash flows from the asset have expired

•	The Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, and has neither transferred nor retained substantially all of the risks and rewards of the asset nor transferred control of the asset, the asset is recognized to the extent of the Group’s continuing involvement in the asset.

In that case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.

Financial liabilities

3.8.1 Initial recognition and measurement

Financial liabilities within the scope of IAS 39 are classified as financial liabilities at fair value through profit or loss, loans and borrowings, or as derivatives designated as hedging instruments in an effective hedge, as appropriate. The Group determines the classification of its financial liabilities at initial recognition.

Financial liabilities are recognized initially at fair value less, in the case of loans and borrowings, directly attributable transaction costs.

The Group’s financial liabilities include trade and other payables, bank overdraft, customer accounts and amounts due to banks.

The measurement of financial liabilities depends on their classification as follows:

Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition at fair value through profit or loss.

Financial liabilities are classified as held for trading if they are acquired for the purpose of selling in the near term. This category includes derivative financial instruments entered into by the Group that do not meet the hedge accounting criteria as defined by IAS 39.

Gains or losses on liabilities held for trading are recognized in profit or loss.

The Group has not designated any financial liabilities at fair value through profit or loss.

Loans, borrowing, customer accounts and amounts due to banks and payables

After initial recognition, interest bearing loans, borrowings and payables are subsequently measured at amortized cost using the effective interest rate method.

Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the amortization process.

3.8.2 Derecognition of financial liabilities

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. Where an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, and the difference in the respective carrying amounts is recognized in profit or loss.

3.8.3 Offsetting financial assets and liabilities

Financial assets and financial liabilities are offset and the net amount reported in the consolidated statement of financial position if, and only if:

•	There is a currently enforceable legal right to offset the recognized amounts; and

•	There is an intention to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.

The right of set-off:

•	Must not be contingent on a future event; and

•	Must be legally enforceable in all of the following circumstances:

(i) the normal course of business;

(ii) the event of default; and

(iii) the event of insolvency or bankruptcy of the entity and all of the counterparties

Cash and cash equivalents
3.9	Cash and cash equivalents

Cash comprises cash at banks and in hand and short-term deposits with an original maturity of three months or less. All these items are included as a component of cash and cash equivalents for the purpose of the statement of financial position and statement of cash flows.

Employee benefits
3.10	Employee benefits

3.10.1 Short-term employee benefits

Wages and salaries paid to employees are recognized as expenses in the current period. The Group also accrues expenses for future vacation payments and short-term employee bonuses.

3.10.2 Social contributions and define contributions to pension fund

Under provisions of the Russian legislation, social contributions include defined contributions to pension and other social funds of Russia and are calculated by the Group by the application of a regressive rate (from 30% to 10% in 2017, 2016 and 2015) to the annual gross remuneration of each employee. For the year ended December 31, 2017 defined contributions to pension fund of Russia of the Group amounted to 473 (2016 – 315; 2015 – 270).

Provisions
3.11	Provisions

Provisions are recognized when the Group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation, and a reliable estimate of the amount can be made. Where the Group expects a provision to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset but only when the reimbursement is virtually certain.

If the effect of discounting is material, provisions are determined by discounting the expected value of future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized as an interest expense.

Special contribution for defence of the Republic of Cyprus
3.12	Special contribution for defence of the Republic of Cyprus

Dividend Distribution

Cyprus entities that do not distribute 70% of their profits after tax, as defined by the relevant tax law, within two years after the end of the relevant tax year, are deemed to have distributed as dividends 70% of these profits. A special contribution for the defence fund of the Republic of Cyprus is levied at the 17% rate for 2015, 2016, 2017 and thereafter will be payable on such deemed dividends distribution. Profits that are attributable to shareholders who are not tax resident of Cyprus and own shares in the Company either directly and/or indirectly at the end of two years from the end of the tax year to which the profits relate, are exempted. The amount of deemed distribution is reduced by any actual dividends paid out of the profits of the relevant year at any time. This special contribution for defence is payable by the Company for the account of the shareholders.

The Company’s ultimate shareholder as of December 31, 2017 is non-Cypriot tax resident and as such the Cypriot deemed dividend distribution rules are not applicable.

Dividend income

Dividends received from a non-resident (foreign) company are exempt from the levy of defence contribution if either the dividend paying company derives at least 50% of its income directly or indirectly from activities which do not lead to investment income (“active versus passive investment income test” is met) or the foreign tax burden on the profit to be distributed as dividend has not been substantially lower than the Cypriot corporate income tax rate (i.e. lower than 6,25%) at the level of the dividend paying company (“effective minimum foreign tax test” is met).

The Company has not been subject to defence tax on dividends received from abroad as the dividend paying entities are engaged in other than investing activities.

Income taxes
3.13	Income taxes

Current income tax

Current income tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted by the reporting date.

Current income tax relating to items recognized in other comprehensive income is recognized in other comprehensive income.

Deferred income tax

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and differences relating to investments in subsidiaries to the extent that it is probable that they will not reverse in the foreseeable future. In addition, deferred tax is not recognized for taxable temporary differences arising on the initial recognition of goodwill. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Revenue and certain expenses recognition
3.14	Revenue and certain expenses recognition

Revenue is recognized to the extent that it is probable that the economic benefits will flow to the Group and the revenue can be reliably measured. Revenues and related cost of revenue from services are recognized in the period when services are rendered, regardless of when payment is made.

Payment processing fee revenues and related transaction costs

The Group earns a fee for processing payments initiated by the ultimate customers (“consumers”) to pay to merchants and service providers (“merchants”) or transfer money to other individuals. Payment processing fees are earned from consumers or merchants, or both. Consumers can make payments to various merchants through kiosks or network of agents and banks participants of payment system or through the Group’s website or applications using a unique user login and password (e-payments). Payment kiosks are owned by third parties – cash collection agents (“agents”). When consumer payment is processed, the Group may incur transaction costs to acquire payments payable to agents, banks-participants, mobile operators, international payment systems and other parties. The payment processing fee revenue and related receivable, as well as the transaction cost and the related payable, are recognized at the point when merchants or individuals accept payments from consumers in the gross amount, including fees payable for payment acquisition. Payment processing fees and transaction costs are reported gross, except for the consumer fees on payments collected through payment kiosks, which is recorded in the net amount receivable from the agents-owners of kiosks. Visa payment processing fee revenues and related transaction costs are reported net.

In accordance with terms and conditions of use of QIWI Wallet accounts and QIWI system rules, the Group charges a fee to its consumers on the balance of unused accounts after certain period of inactivity and unclaimed payments. Such fees are recorded as revenues in the period a fee is charged.

The Group generates revenue from the foreign currency conversion when payments are made in currencies different from the country of the consumer, mainly Russia. The Group recognizes the related revenues at the time of conversion in the amount of conversion commission representing the difference between the current Russian or relevant country Central Bank foreign currency exchange rate and the foreign currency exchange rate charged by the Group’s processing system.

Cash and settlement services

The Group charges a fee for managing current accounts and deposits of individuals and legal entities, including guarantee deposits from agents placed with the bank to cover consumer payments they accept. Related revenue is recorded as services are rendered or as transactions are processed.

Interest revenue, interest income and interest expense

For all financial instruments measured at amortized cost, interest bearing financial assets classified as available for sale and financial instruments designated at fair value through profit or loss, interest income or expense is recorded using the EIR. The carrying amount of the financial asset or financial liability is adjusted if the Group revises its estimates of payments or receipts. Once the recorded value of a financial asset or a group of similar financial assets has been reduced due to an impairment loss, interest income continues to be recognized using the rate of interest used to discount the future cash flows for the purpose of measuring the impairment loss. Interest income from bank loans and short- and long-term investments performed as part of the Group’s treasury function is classified as part of revenues, Interest income derived from loans issued to various third and related parties as part of other arrangements is classified as interest income. Cash receipts of both types of interest are included into interest received in the statement of cash flows.

Interest expense from bank borrowings intended to attract funds to offer them as agents’ overdrafts is classified as part of cost of revenue. Interest expense derived from borrowings attracted from various third parties as part of other arrangements and interest expense from bank guaranties is classified as interest expense not as part of cost of revenue. Cash disbursements of both types of interest are included into interest paid in the statement of cash flows.

Share-based payments
3.15	Share-based payments

Employees of the Group receive remuneration in the form of share-based payments, whereby employees render services as consideration for equity instruments (equity-settled transactions).

The cost of equity-settled transactions is recognized, together with a corresponding increase in other reserves in equity, over the period in which the performance and/or service conditions are fulfilled. The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The statement of comprehensive income expense or credit for a period represents the movement in cumulative expense recognized as of the beginning and end of that period and is recognized in compensation to employees and other personnel expenses.

No expense is recognized for awards that do not ultimately vest, except for equity-settled transactions for which vesting is conditional upon a market or non-vesting condition. These are treated as vested irrespective of whether or not the market or non-vesting condition is satisfied, provided that all other performance and/or service conditions are satisfied.

When the terms of an equity-settled award are modified, the minimum expense recognized is the expense that would have been incurred had the terms not been modified, if the original terms of the award are met. An additional expense is recognized for any modification that increases the total fair value of the share-based payment transaction, or is otherwise beneficial to the employee as measured at the date of modification.

When an equity-settled award is cancelled, it is treated as if it vested on the date of cancellation, and any expense not yet recognized for the award is recognized immediately. This includes any award where non-vesting conditions within the control of either the entity or the employee are not met. However, if a new award is substituted for the cancelled award, and designated as a replacement award on the date that it is granted, the cancelled and new awards are treated as if they were a modification of the original award, as described in previous paragraph.

The dilutive effect of outstanding options is reflected as additional share dilution in the computation of diluted earnings per share.

The option awards that are outstanding as of December 31, 2017, 2016 and 2015 can only be settled in shares, that is why they are accounted for as equity-settled transactions.

Leases
3.16	Leases

The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at inception date, whether fulfillment of the arrangement is dependent on the use of a specific asset or assets or the arrangement conveys a right to use the asset, even if that right is not explicitly specified in an arrangement.

Group as a lessee

Operating lease payments are recognized as an operating expense in the statement of comprehensive income on a straight-line basis over the lease term.

Group as a lessor

Leases in which the Group does not transfer substantially all the risks and benefits of ownership of an asset are classified as operating leases. Initial direct costs incurred in negotiating an operating lease are added to the carrying amount of the leased asset and recognized over the lease term on the same basis as rental income. Contingent rents are recognized as revenue in the period in which they are earned.

Non-current assets held for sale and discontinued operations
3.17	Non-current assets held for sale and discontinued operations

Non-current assets and disposal groups classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell. Non-current assets and disposal groups are classified as held for sale if their carrying amounts will be recovered principally through a sale transaction rather than through continuing use. This condition is regarded as met only when the sale is highly probable and the asset or disposal group is available for immediate sale in its present condition. Management must be committed to the sale, which should be expected to qualify for recognition as a completed sale within one year from the date of classification.

In the statement of comprehensive income, income and expenses from discontinued operations are reported separately from income and expenses from continuing operations, down to the level of profit after taxes, even when the Group retains a non-controlling interest in the subsidiary after the sale. The resulting profit or loss (after taxes) is reported separately in the statement of comprehensive income.

Property and equipment and intangible assets once classified as held for sale are not depreciated or amortized.

Revenue recognition

Revenue recognition

Payment processing fees revenue and transaction costs

The Group exercised significant judgment in reaching a conclusion about its accounting policy for gross versus net reporting of payment processing fee revenues and related transaction costs. In particular, there are two major sources of payment processing fee revenues:

•	Payment processing fees charged to consumers on payments collected through agents, mobile operators and other payment methods; and

•	Payment processing fees charged to merchants.

Either one of the two types of payment processing fees above, or in some cases, both payment processing fees apply to a single consumer payment. Transaction costs relate to acquisition of payments by agents, mobile operators, international payment systems and some other parties, and the applicable fees, generally determined as a percentage of consumer payment, for each specific payment channel are on terms similar to those available to other market participants.

A merchants’ payment processing fee, when charged, is recorded gross of related transaction costs, because the Group (i) is the primary obligor as it undertakes to transfer the consumer payment to the merchant or other individual using its payment processing system; (ii) it negotiates and ultimately sets the fee receivable from a merchant or consumer, generally as a percentage of payments; and (iii) it bears credit risk in most of the cases, unless the payment is made from a deposit made with the Group.

A consumer payment processing fee, when it is charged on payments made by consumers through payment kiosks and terminals, is reported net of any transaction costs payable to or retained by agents. This is because, although the Group is the primary obligor, it does not have any discretion over the ultimate payment processing fee set by the agent to the consumer, does not have readily available information about gross fee, and is only exposed to the net amount of fee receivable from agents.

A consumer payment processing fee revenue is reported gross of related transaction costs. Such payments are made by consumers through the Group’s website or an application using a unique user login and password, and are called electronic payments. In contrast with the consumer payment processing fee revenue collected through payment kiosks and terminals, the Group, being a primary obligor in electronic payment transactions, also sets the consumer’s payment processing fee, generally as a percentage of payment, although credit risk for these transactions is limited. Thus, the Group concluded that its ability to control the consumer payment processing fee for electronic payments is a key differentiator from the consumer payment processing fees on payments collected through payment kiosks and terminals.

The total amounts of transaction costs are disclosed in Note 23.

Revenue from cash and settlement services

The Group charges a fee for maintenance of current accounts of individuals and SME clients and for managing special guarantee deposit accounts made by agents to cover consumer payments they accept. Related revenues are reported gross of transaction costs paid to the same agents for collection of consumer payments, because these revenues relate to a separate service having distinct value to agents and are provided at their discretion. The total amounts of revenue from cash and settlement services are disclosed in Note 22

Functional currency

Functional currency

Each entity in the Group determines its own functional currency, depending on the economic environment it operates in, and items included in the financial statements of each entity are measured using that functional currency.

Significant estimates and assumptions

Significant estimates and assumptions

Significant estimates reflected in the Company’s financial statements include, but are not limited to:

•	Fair values of assets and liabilities acquired in business combinations;

•	Impairment of intangible assets and goodwill;

•	Recoverability of deferred tax assets;

•	Impairment of loans and receivables;

•	Measurement of cost associated with share-based payments;

•	Uncertain position over risk assessment;

Actual results could materially differ from those estimates. The key assumptions concerning the future events and other key sources of estimation uncertainty at the reporting date that have a significant risk of a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below:

Fair values of assets and liabilities acquired in business combinations

Fair values of assets and liabilities acquired in business combinations

The Group recognizes separately, at the acquisition date, the identifiable assets, liabilities and contingent liabilities acquired or assumed in the business combination at their fair values, which involves estimates. Such estimates are based on valuation techniques, which require considerable judgment in forecasting future cash flows and developing other assumptions. In some cases, when the amounts of fair values are significant, the Group hires third party appraisers to assist it in determining the related fair values.

Impairment of goodwill and intangible assets

Impairment of goodwill and intangible assets

The Group determines the following material CGUs: SOVEST, Payment services, Postomatnye Tekhnologii, Tochka, Rocketbank, New Terminal and Flocktory. For the purpose of goodwill impairment test, the Group estimates the recoverable amounts of Payment services CGU as fair value less costs of disposal on the basis of quoted prices of Company’s ordinary shares. See also Note 12 below for details. For the purpose of intangible assets with indefinite useful life impairment test, the Group estimates the recoverable amounts of each asset as fair value less costs of disposal on the basis of comparative method and cost approach. For the purpose of intangible assets with definite useful life impairment, when indicators of impairment are noted, the Group estimates the recoverable amounts as higher of value in use or fair value less costs to sell of an individual asset or the CGU to which this asset relates.

Recoverability of deferred tax assets

Recoverability of deferred tax assets

The utilization of deferred tax assets will depend on whether it is possible to generate sufficient taxable income against which the deductible temporary differences can be utilized. Various factors are used to assess the probability of the future utilization of deferred tax assets, including past operating results, operational plans, expiration of tax losses carried forward, and tax planning strategies.

Certain portion of deferred tax assets was not recorded because the Group does not expect to realize certain of its tax loss carry forwards in the foreseeable future due to history of losses. Further details on deferred taxes are disclosed in Note 26.

Impairment of loans and receivables

Impairment of loans and receivables

Management assesses an impairment of loans and receivables to account for estimated losses resulting from the inability of customers to make required payments. When evaluating the adequacy of an impairment of loans and receivables, management bases its estimates on the aging of accounts receivable balances and loans and historical write-off experience, customer credit worthiness and changes in customer payment terms. If the financial condition of customers were to deteriorate, actual write-offs might be higher than expected.

The Group regularly reviews its loan portfolio to assess impairment. For instalment card loans the Group performs collective assessment of impairment for each loan portfolio group divided by overdue status of the loans (non-overdue; up to 30 days overdue, 30 to 60 days overdue, 60 to 90 days overdue, over 90 days overdue). The impairment assessment for each portfolio group is based on probability of default, loss given default and exposure at default. The Group uses internal historical instalment card loans loss rates statistics and roll-rates method for assessment of probabilities of default. The loss given default is an estimate of the loss arising in the case where a default occurs at a given time and is based on external market statistic. The exposure at default is an estimate of the exposure at a default date.

Further details on provision for impairment of loans and receivables are disclosed in Notes 13, 14.

Measurement of cost associated with share-based payments

Measurement of cost associated with share-based payments

Share-based payments included expenses incurred under employee stock option plan (ESOP) and restricted stock unit plan (RSU). See also Note 31 below for more details.

Management estimates the fair value of stock options at the date of grant using the Black-Scholes-Merton pricing model and its restricted stock units using the Binominal model. The option pricing models were originally developed for use in estimating the fair value of traded options, which have different characteristics than the stock options granted by the Company and its subsidiaries, associates and joint ventures. The models are also sensitive to changes in the subjective assumptions, which can materially affect the fair value estimate. These subjective assumptions include the expected life of the options, expected volatility, risk-free interest rates, expected dividend yield, the fair value of the underlying shares. The amount of expense is also sensitive to the number of awards, which are expected to vest, taking into account estimated forfeitures. Below is the discussion of each of these estimates:

Assumptions used for ESOP valuation

Expected life

The Company did not have any option grants in the past, and does not have sufficient history to determine the time the option holders will hold the shares. Therefore, the Company used the expected term as the average between the vesting and contractual term of each option tranche for stock option plan.

Expected volatility

Due to a relatively short period of historical market data, QIWI’s share price volatility for options valuation was defined based on the historical volatility of peer group companies over a period, which approximates the expected life of option tranches.

Risk-free interest rates

Risk-free interest rates are based on the implied yield currently available in the US treasury bonds, adjusted for a country risk premium, with a remaining term approximating the expected life of the option award being valued.

Expected dividend yield

At the time of grant in 2012 the Group had no plans to pay cash dividends, and the Group used an expected dividend yield of zero in its option pricing model for option awards granted in 2012. Following its IPO in 2013, the Group started to pay dividends and set an expected dividend yield of 2.83% based on post-IPO dividend payments.

Fair value of the underlying shares

Prior to May 2013 the Company’s ordinary shares were not publicly traded. Therefore, it estimated the fair value of the underlying shares on the basis of valuations arrived at by employing the “income approach” valuation methodology. Since May 2013 QIWI plc is a public company and the fair value of its shares defined by reference to closing market price of its traded shares.

Estimated forfeitures

As of the dates of stock options grants had no data of attrition rate among key personnel and management resulted in an estimated forfeiture rate of zero. Subsequently, the actual forfeiture rate is higher, the actual amount of related expense will become lower.

Assumptions used for RSU valuation

Expected life

The Company used the expected term as the vesting term for RSU plan.

Expected volatility

The expected volatility reflects the assumption that the historical QIWI’s share price volatility over a period similar to the life of the RSUs is indicative of future trends, which may not necessarily be the actual outcome.

Risk-free interest rates

Risk-free interest rates are based on the implied yield currently available in the US treasury bonds, adjusted for a country risk premium, with a remaining term approximating the expected life of the option award being valued.

Expected dividend yield

Before September 2017 the Group set an expected dividend yield of 5.03% based on historical payout. Following September 2017, the Group stoped to pay dividends and set an expected dividend yield of zero.

Fair value of the underlying shares

The fair value of shares defined by reference to closing market price of the Group’s traded shares.

Estimated forfeitures

The forfeiture rate for RSUs granted during the period is 9%. It is based on historical data and current expectations and is not necessarily indicative of forfeiture patterns that may occur.

Uncertain position over risk assessment

Uncertain position over risk assessment

The Group disclosed possible and accrued probable risks in respect on currency, customs, tax and other regulatory positions. Management estimates the amount of risk based on its interpretation of the relevant legislation, in accordance with the current industry practice and in conformity with its estimation of probability, which require considerable judgment.